PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT, NET.
Schedule of property and equipment

	As of December 31,
	2022	2023
	RMB	RMB
Furniture	380,987,667	375,782,740
Machinery and equipment	135,365,960	173,869,199
Building	148,449,403	149,465,476
Office and electronic equipment	31,868,495	33,252,080
Leasehold improvement	10,778,718	10,792,479
Motor vehicles	3,811,160	3,811,160
Property, plant and equipment	711,261,403	746,973,134

Less: Accumulated depreciation	(313,904,608)	(423,860,768)

Property, plant and equipment, net	397,356,795	323,112,366

Schedule of depreciation expense on property and equipment allocated to expense items

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenues	19,702,392	23,554,266	26,811,275
General and administrative expenses	7,856,968	8,113,535	9,057,825
Selling and marketing expenses	62,949,248	104,721,594	107,996,726
Research and development expenses	3,092,290	4,381,707	3,641,514

Total depreciation expense	93,600,898	140,771,102	147,507,340